Determination Of Fair Value - Summary Of Fair Value Measurement Of Assets And Liabilities (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets at Fair value through profit or loss
Securities	R$ 25,091,723	R$ 22,443,392	R$ 6,290,971
Derivative financial instruments	8,514,793	4,085,004	1,692,031
Fair value through other comprehensive income
Securities	4,896,387	2,616,118	695,778
Evaluated at amortized cost
Securities	1,267,826	2,266,971	155,292
Securities purchased under agreements to resell	14,916,794	9,490,090	6,570,609
Securities trading and intermediation	1,015,785	504,983	898,312
Accounts receivable	424,702	462,029	219,200
Loan operations	63,589	386
Other financial assets	25,472	20,191	60,423
Evaluated at amortized cost Securities	1,267,826	2,266,971	155,292
Securities purchased under agreements to resell	14,916,794	9,490,090	6,570,609
Securities trading and intermediation	1,015,785	504,983	898,312
Accounts receivable	424,702	462,029	219,200
Other financial assets	25,472	20,191	60,423
Evaluated at amortized cost Securities sold under repurchase agreements	21,111,301	15,638,407	6,640,694
Securities trading and intermediation	13,333,539	9,114,546	5,306,628
Borrowings	644,439	637,484	469,609
Debentures	844,361	835,230	406,538
Accounts payables	265,197	266,813	134,579
Other financial liabilities	31,485	98,631	7,011
Financial liabilities
Fair value through profit or loss Securities loaned	721,131	2,021,707	1,259,579
Derivative financial instruments	7,526,075	3,229,236	991,399
Evaluated at amortized cost Securities sold under repurchase agreements	21,111,301	15,638,407	6,640,694
Securities trading and intermediation	13,333,539	9,114,546	5,306,628
Borrowings and lease liabilities	644,439	637,484	469,609
Debentures	844,361	835,230	406,538
Accounts payables	265,197	266,813	134,579
Structured operations certificates	150,461	19,474
Financial assets at fair value, class [member]
Financial assets at Fair value through profit or loss
Securities	25,091,723	22,443,392	6,290,971
Derivative financial instruments	8,514,793	4,085,004	1,692,031
Fair value through other comprehensive income
Securities	4,896,387	2,616,118	695,778
Evaluated at amortized cost
Securities	1,267,826	3,914,923	153,709
Securities purchased under agreements to resell	14,916,794	9,490,090	6,568,246
Securities trading and intermediation	1,015,785	504,983	898,312
Accounts receivable	424,702	462,029	219,200
Loan operations	63,589	386
Other financial assets	25,472	20,191	60,423
Evaluated at amortized cost Securities	1,267,826	3,914,923	153,709
Securities purchased under agreements to resell	14,916,794	9,490,090	6,568,246
Securities trading and intermediation	1,015,785	504,983	898,312
Accounts receivable	424,702	462,029	219,200
Other financial assets	25,472	20,191	60,423
Evaluated at amortized cost Securities sold under repurchase agreements	21,111,301	15,638,407	6,792,316
Securities trading and intermediation	13,333,539	9,114,546	5,306,628
Borrowings	644,184	633,781	459,487
Debentures	832,810	836,001	406,540
Accounts payables	265,197	266,813	134,579
Other financial liabilities		98,601	7,011
Financial liabilities
Fair value through profit or loss Securities loaned	721,131	2,021,707	1,259,579
Derivative financial instruments	7,526,075	3,229,236	991,399
Evaluated at amortized cost Securities sold under repurchase agreements	21,111,301	15,638,407	6,792,316
Securities trading and intermediation	13,333,539	9,114,546	5,306,628
Borrowings and lease liabilities	644,184	633,781	459,487
Debentures	832,810	836,001	406,540
Accounts payables	265,197	266,813	134,579
Structured operations certificates	150,461	19,474
Level 1 of fair value hierarchy [member]
Financial assets at Fair value through profit or loss
Securities	22,640,753	20,277,031	5,259,591
Derivative financial instruments	1,215	21,809	6,599
Fair value through other comprehensive income
Securities	4,896,387	2,616,118	695,778
Financial liabilities
Fair value through profit or loss Securities loaned	721,131	2,021,707	1,259,579
Level 2 of fair value hierarchy [member]
Financial assets at Fair value through profit or loss
Securities	2,450,970	2,166,361	1,031,380
Derivative financial instruments	8,513,577	4,063,195	1,685,432
Evaluated at amortized cost
Securities	1,267,826	3,914,923	153,709
Securities purchased under agreements to resell	14,916,794	9,490,090	6,568,246
Securities trading and intermediation	1,015,785	504,983	898,312
Accounts receivable	424,702	462,029	219,200
Loan operations	63,589	386
Other financial assets	25,472	20,191	60,423
Evaluated at amortized cost Securities	1,267,826	3,914,923	153,709
Securities purchased under agreements to resell	14,916,794	9,490,090	6,568,246
Securities trading and intermediation	1,015,785	504,983	898,312
Accounts receivable	424,702	462,029	219,200
Other financial assets	25,472	20,191	60,423
Evaluated at amortized cost Securities sold under repurchase agreements	21,111,301	15,638,407	6,792,316
Securities trading and intermediation	13,333,539	9,114,546	5,306,628
Borrowings	644,184	633,781	459,487
Debentures	832,810	836,001	406,540
Accounts payables	265,197	266,813	134,579
Other financial liabilities		98,601	7,011
Financial liabilities
Derivative financial instruments	7,526,075	3,229,236	991,399
Evaluated at amortized cost Securities sold under repurchase agreements	21,111,301	15,638,407	6,792,316
Securities trading and intermediation	13,333,539	9,114,546	5,306,628
Borrowings and lease liabilities	644,184	633,781	459,487
Debentures	832,810	836,001	406,540
Accounts payables	265,197	266,813	R$ 134,579
Structured operations certificates	R$ 150,461	19,474
Financial assets at fair value, class [member]
Financial assets at Fair value through profit or loss
Securities		22,443,392
Derivative financial instruments		4,085,004
Fair value through other comprehensive income
Securities		R$ 2,616,118